UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.

AZL FusionSM Balanced Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Fusion Balanced Fund	$1,000.00	$1,098.20	$1.09	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Fusion Balanced Fund	$1,000.00	$1,023.75	$1.05	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.4%
AZL BlackRock Capital Appreciation Fund	4.5
AZL Columbia Mid Cap Value Fund	1.2
AZL Columbia Small Cap Value Fund	1.0
AZL Davis NY Venture Fund	4.6
AZL International Index Fund	3.0
AZL Jennison 20/20 Focus Fund	2.4
AZL JPMorgan U.S. Equity Fund	4.7
AZL Mid Cap Index Fund*	1.3
AZL NFJ International Value Fund	2.4
AZL OCC Opportunity Fund	0.5
AZL S&P 500 Index Fund, Class 2	8.0
AZL Schroder Emerging Markets Equity Fund, Class 2	2.2
AZL Small Cap Stock Index Fund	1.3
AZL Strategic Investments Trust	1.7
AZL Turner Quantitative Small Cap Growth Fund	0.5
AZL Van Kampen Comstock Fund	4.2
AZL Van Kampen Global Real Estate Fund	2.3
AZL Van Kampen Mid Cap Growth Fund	1.2
PIMCO PVIT CommodityRealReturn Strategy Portfolio	2.7
PIMCO PVIT Emerging Markets Bond Portfolio	2.8
PIMCO PVIT Global Bond Portfolio	8.3
PIMCO PVIT High Yield Portfolio (Unhedged)	5.9
PIMCO PVIT Real Return Portfolio	4.3
PIMCO PVIT Total Return Portfolio	26.6
Investment Company	0.1

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
955,221	AZL AIM International Equity Fund	$10,918,177
2,155,672	AZL BlackRock Capital Appreciation Fund*	20,371,103
999,166	AZL Columbia Mid Cap Value Fund	5,205,653
615,960	AZL Columbia Small Cap Value Fund	4,324,040
2,386,260	AZL Davis NY Venture Fund	20,474,106
1,234,514	AZL International Index Fund*	13,505,578
1,044,711	AZL Jennison 20/20 Focus Fund	10,781,420
3,075,736	AZL JPMorgan U.S. Equity Fund	21,130,303
551,601	AZL Mid Cap Index Fund*	5,709,075
981,505	AZL NFJ International Value Fund*	10,649,328
265,217	AZL OCC Opportunity Fund*	2,416,128
5,658,008	AZL S&P 500 Index Fund, Class 2	35,758,611
1,638,212	AZL Schroder Emerging Markets Equity Fund, Class 2	9,812,892
891,286	AZL Small Cap Stock Index Fund	5,686,404
801,788	AZL Strategic Investments Trust*	7,657,075
365,201	AZL Turner Quantitative Small Cap Growth Fund*	2,253,290
2,992,753	AZL Van Kampen Comstock Fund	18,884,269
1,743,079	AZL Van Kampen Global Real Estate Fund	10,528,198
647,584	AZL Van Kampen Mid Cap Growth Fund	5,452,656
1,510,129	PIMCO PVIT CommodityRealReturn Strategy Portfolio	12,111,237
1,102,963	PIMCO PVIT Emerging Markets Bond Portfolio	12,717,168
2,965,378	PIMCO PVIT Global Bond Portfolio (Unhedged)	37,304,455
4,260,449	PIMCO PVIT High Yield Portfolio	26,670,411
1,602,595	PIMCO PVIT Real Return Portfolio	19,471,531
11,194,264	PIMCO PVIT Total Return Portfolio	119,890,571

Total Affiliated Investment Companies (Cost $437,408,079)		449,683,679

Investment Company (0.1%):
255,568	Dreyfus Treasury Prime Cash Management, 0.09%(a)	255,568

Total Investment Company (Cost $255,568)		255,568

Total Investment Securities (Cost $437,663,647)(b) — 100.1%		449,939,247
Net other assets (liabilities) — (0.1)%		(271,361)

Net Assets — 100.0%		$449,667,886

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	The rate presented represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $457,352,254. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,922,817
Unrealized depreciation	(25,335,824)

Net unrealized depreciation	$(7,413,007)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Fusion
Balanced
Fund

Assets:
Investments in non-affiliates, at cost	$255,568
Investments in affiliates, at cost	437,408,079

Total investments, at cost	$437,663,647

Investments in non-affiliates, at value	$255,568
Investments in affiliates, at value	449,683,679

Total Investment securities, at value	$449,939,247
Interest and dividends receivable	1,001,230
Receivable for capital shares issued	105,320
Prepaid expenses	3,424

Total Assets	451,049,221

Liabilities:
Payable for affiliated investments purchased	1,255,844
Payable for capital shares redeemed	2,605
Manager fees payable	55,231
Administration fees payable	1,308
Administrative and compliance services fees payable	12,169
Trustee fees payable	812
Other accrued liabilities	53,366

Total Liabilities	1,381,335

Net Assets	$449,667,886

Net Assets Consist of:
Capital	$503,809,750
Accumulated net investment income/(loss)	14,152,458
Accumulated net realized gains/(losses) from investment transactions	(80,569,922)
Net unrealized appreciation/(depreciation) on investments	12,275,600

Net Assets	$449,667,886

Shares of beneficial interest (unlimited number of shares authorized, no par value)	49,052,342
Net Asset Value (offering and redemption price per share)	$9.17

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Fusion
Balanced
Fund

Investment Income:
Dividends	$4,847,053

Total Investment Income	4,847,053

Expenses:
Manager fees	364,863
Administration fees	33,268
Custodian fees	2,115
Administrative and compliance service fees	12,169
Trustees’ fees	20,202
Professional fees	23,636
Shareholder reports	17,333
Other expenses	5,599

Total expenses before reductions	479,185
Less expenses waived/reimbursed by the Manager	(91,217)

Net expenses	387,968

Net Investment Income/(Loss)	4,459,085

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(49,576,431)
Change in unrealized appreciation/(depreciation) on investments	86,494,599

Net Realized/Unrealized Gains/(Losses) on Investments	36,918,168

Change in Net Assets Resulting From Operations	$41,377,253

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL
	Fusion Balanced Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,459,085	$8,456,947
Net realized gains/(losses) on investment transactions	(49,576,431)	(26,410,459)
Change in unrealized appreciation/(depreciation) on investments	86,494,599	(92,789,144)

Change in net assets resulting from operations	41,377,253	(110,742,656)

Dividends to Shareholders:
From net investment income	—	(8,487,976)
From net realized gains on investments	—	(11,513,983)

Change in net assets resulting from dividends to shareholders	—	(20,001,959)

Capital Transactions:
Proceeds from shares issued	117,758,935	160,686,778
Proceeds from dividends reinvested	—	20,001,959
Value of shares redeemed	(8,622,923)	(119,183,242)

Change in net assets resulting from capital transactions	109,136,012	61,505,495

Change in net assets	150,513,265	(69,239,120)
Net Assets:
Beginning of period	299,154,621	368,393,741

End of period	$449,667,886	$299,154,621

Accumulated net investment income/(loss)	$14,152,458	$9,693,373

Share Transactions:
Shares issued	14,253,681	15,261,267
Dividends reinvested	—	1,947,610
Shares redeemed	(1,010,424)	(11,685,338)

Change in shares	13,243,257	5,523,539

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29,
	Six Months				2005 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2009	2008	2007	2006	2005 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.35	$12.16	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.20	0.24	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.80	(3.43)	0.58	0.85	0.67

Total from Investment Activities	0.82	(3.23)	0.82	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	—	(0.25)	(0.16)	(0.03)	—
Net Realized Gains	—	(0.33)	(0.15)	(0.06)	—

Total Dividends	—	(0.58)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$9.17	$8.35	$12.16	$11.65	$10.73

Total Return(b)(c)	9.82%	(27.44)%	7.11%	9.49%	7.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$449,668	$299,155	$368,394	$274,945	$117,000
Net Investment Income/(Loss)(d)	2.44%	2.37%	2.49%	2.18%	1.75%
Expenses Before Reductions(d)(e)	0.26%	0.25%	0.26%	0.30%	0.50%
Expenses Net of Reductions(d)	0.21%	0.25%	0.26%	0.30%	0.30%
Portfolio Turnover Rate(c)	37.79%	61.54%	32.61%	44.38%	3.96%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund, and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager is voluntarily reducing the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services,,as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $11,583 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Affiliated Investment Companies	$442,026,604	$7,657,075	$449,683,679
Investment Companies	255,568	—	255,568

Total Investment Securities	$442,282,172	$7,657,075	$449,939,247

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$236,487,109	$138,410,953

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $26,761,780 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$13,699,782	$6,302,177	$20,001,959

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Fusion Balanced Fund	$12,764,838	$12,399,492	$25,164,330	$(26,761,780)	$(93,921,667)	$(95,519,117)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL FusionSM Growth Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Fusion Growth Fund	$1,000.00	$1,100.50	$1.09	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Fusion Growth Fund	$1,000.00	$1,023.75	$1.05	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	4.0%
AZL BlackRock Capital Appreciation Fund*	8.1
AZL Columbia Mid Cap Value Fund	2.0
AZL Columbia Small Cap Value Fund	1.9
AZL Davis NY Venture Fund	8.1
AZL International Index Fund*	4.3
AZL Jennison 20/20 Focus Fund	3.9
AZL JPMorgan U.S. Equity Fund	8.0
AZL Mid Cap Index Fund*	2.0
AZL NFJ International Value Fund*	3.9
AZL OCC Opportunity Fund*	1.1
AZL S&P 500 Index Fund, Class 2	10.4
AZL Schroder Emerging Markets Equity Fund, Class 2	3.9
AZL Small Cap Stock Index Fund	2.0
AZL Strategic Investments Trust*	1.4
AZL Turner Quantitative Small Cap Growth Fund*	1.0
AZL Van Kampen Comstock Fund	7.1
AZL Van Kampen Global Real Estate Fund	3.9
AZL Van Kampen Mid Cap Growth Fund	2.1
PIMCO PVIT CommodityRealReturn Strategy Portfolio	4.5
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio (Unhedged)	2.8
PIMCO PVIT High Yield Portfolio	2.1
PIMCO PVIT Real Return Portfolio	1.5
PIMCO PVIT Total Return Portfolio	9.1

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
2,487,976	AZL AIM International Equity Fund	$28,437,569
6,049,377	AZL BlackRock Capital Appreciation Fund*	57,166,610
2,760,918	AZL Columbia Mid Cap Value Fund	14,384,383
1,958,033	AZL Columbia Small Cap Value Fund	13,745,395
6,647,525	AZL Davis NY Venture Fund	57,035,761
2,771,594	AZL International Index Fund*	30,321,239
2,643,780	AZL Jennison 20/20 Focus Fund	27,283,814
8,196,968	AZL JPMorgan U.S. Equity Fund	56,313,170
1,339,152	AZL Mid Cap Index Fund*	13,860,224
2,573,445	AZL NFJ International Value Fund*	27,921,876
821,316	AZL OCC Opportunity Fund*	7,482,185
11,797,249	AZL S&P 500 Index Fund, Class 2	74,558,613
4,657,755	AZL Schroder Emerging Markets Equity Fund, Class 2	27,899,955
2,179,590	AZL Small Cap Stock Index Fund	13,905,782
1,074,168	AZL Strategic Investments Trust*	10,258,302
1,134,123	AZL Turner Quantitative Small Cap Growth Fund*	6,997,537
7,912,803	AZL Van Kampen Comstock Fund	49,929,789
4,538,465	AZL Van Kampen Global Real Estate Fund	27,412,327
1,772,479	AZL Van Kampen Mid Cap Growth Fund	14,924,269
3,943,692	PIMCO PVIT CommodityRealReturn Strategy Portfolio	31,628,411
614,234	PIMCO PVIT Emerging Markets Bond Portfolio	7,082,123
1,581,488	PIMCO PVIT Global Bond Portfolio (Unhedged)	19,895,122
2,415,320	PIMCO PVIT High Yield Portfolio	15,119,906
852,900	PIMCO PVIT Real Return Portfolio	10,362,730
6,035,469	PIMCO PVIT Total Return Portfolio	64,639,869

Total Affiliated Investment Companies (Cost $758,784,513)		708,566,961

Total Investment Securities (Cost $758,784,513)(a) — 100.1%		708,566,961
Net other assets (liabilities) — (0.1)%		(461,919)

Net Assets — 100.0%		$708,105,042

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $815,170,357. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,887,096
Unrealized depreciation	(130,490,492)

Net unrealized depreciation	$(106,603,396)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Fusion
Growth Fund

Assets:
Investments in affiliates, at cost	$758,784,513

Investments in affiliates, at value	$708,566,961
Interest and dividends receivable	547,812
Receivable for affiliated investments sold	225,941
Prepaid expenses	7,509

Total Assets	709,348,223

Liabilities:
Cash overdraft	225,940
Payable for affiliated investments purchased	548,135
Payable for capital shares redeemed	253,863
Manager fees payable	87,824
Administration fees payable	2,080
Administrative and compliance services fees payable	20,753
Trustee fees payable	1,276
Other accrued liabilities	103,310

Total Liabilities	1,243,181

Net Assets	$708,105,042

Net Assets Consist of:
Capital	$1,017,899,904
Accumulated net investment income/(loss)	19,695,513
Accumulated net realized gains/(losses) from investment transactions	(279,272,823)
Net unrealized appreciation/(depreciation) on investments	(50,217,552)

Net Assets	$708,105,042

Shares of beneficial interest (unlimited number of shares authorized, no par value)	87,430,394
Net Asset Value (offering and redemption price per share)	$8.10

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Fusion
Growth Fund

Investment Income:
Dividends	$3,027,401

Total Investment Income	3,027,401

Expenses:
Manager fees	632,386
Administration fees	41,899
Custodian fees	3,456
Administrative and compliance service fees	20,753
Trustees’ fees	36,800
Professional fees	41,819
Shareholder reports	26,736
Other expenses	8,179

Total expenses before reductions	812,028
Less expenses waived/reimbursed by the Manager	(158,099)

Net expenses	653,929

Net Investment Income/(Loss)	2,373,472

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(151,324,297)
Change in unrealized appreciation/(depreciation) on investments	213,341,320

Net Realized/Unrealized Gains/(Losses) on Investments	62,017,023

Change in Net Assets Resulting From Operations	$64,390,495

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,373,472	$10,550,006
Net realized gains/(losses) on investment transactions	(151,324,297)	(111,284,874)
Change in unrealized appreciation/(depreciation) on investments	213,341,320	(323,825,715)

Change in net assets resulting from operations	64,390,495	(424,560,583)

Dividends to Shareholders:
From net investment income	—	(13,701,686)
From net realized gains on investments	—	(52,140,296)

Change in net assets resulting from dividends to shareholders	—	(65,841,982)

Capital Transactions:
Proceeds from shares issued	41,699,681	225,372,043
Proceeds from dividends reinvested	—	65,841,982
Value of shares redeemed	(30,414,897)	(295,734,581)

Change in net assets resulting from capital transactions	11,284,784	(4,520,556)

Change in net assets	75,675,279	(494,923,121)
Net Assets:
Beginning of period	632,429,763	1,127,352,884

End of period	$708,105,042	$632,429,763

Accumulated net investment income/(loss)	$19,695,513	$17,322,041

Share Transactions:
Shares issued	5,769,867	21,158,667
Dividends reinvested	—	6,623,942
Shares redeemed	(4,297,994)	(28,978,876)

Change in shares	1,471,873	(1,196,267)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29,
					2005 to
	Six Months				Year Ended
	Ended	Year Ended December 31,			December 31,
	June 30, 2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$7.36	$12.94	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.12	0.12	0.06	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.72	(4.94)	0.60	1.29	1.20

Total from Investment Activities	0.74	(4.82)	0.72	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	—	(0.16)	(0.06)	(0.01)	—
Net Realized Gains	—	(0.60)	(0.21)	(0.06)	—

Total Dividends	—	(0.76)	(0.27)	(0.07)	—

Net Asset Value, End of Period	$8.10	$7.36	$12.94	$12.49	$11.21

Total Return(b)(c)	10.05%	(38.77)%	5.75%	12.20%	12.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$708,105	$632,430	$1,127,353	$900,439	$342,171
Net Investment Income/(Loss)(d)	0.75%	1.15%	1.10%	0.81%	0.42%
Expenses Before Reductions(d)(e)	0.26%	0.24%	0.25%	0.26%	0.38%
Expenses Net of Reductions(d)	0.21%	0.24%	0.25%	0.26%	0.30%
Portfolio Turnover Rate(c)	46.94%	62.37%	32.07%	28.37%	0.58%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund, and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager is voluntarily reducing the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $20,870 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Affiliated Investment Companies	$698,308,659	$10,258,302	$708,566,961

Total Investment Securities	$698,308,659	$10,258,302	$708,566,961

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$314,261,286	$299,706,436

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $104,615,297 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$18,202,780	$47,639,202	$65,841,982

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Fusion Growth Fund	$20,005,640	$26,123,584	$46,129,224	$(104,615,297)	$(315,699,284)	$(374,185,357)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL FusionSM Moderate Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Fusion Moderate Fund	$1,000.00	$1,099.40	$1.09	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Fusion Moderate Fund	$1,000.00	$1,023.75	$1.05	0.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	3.3%
AZL BlackRock Capital Appreciation Fund*	6.0
AZL Columbia Mid Cap Value Fund	1.6
AZL Columbia Small Cap Value Fund	1.5
AZL Davis NY Venture Fund	6.5
AZL International Index Fund*	3.5
AZL Jennison 20/20 Focus Fund	3.2
AZL JPMorgan U.S. Equity Fund	6.2
AZL Mid Cap Index Fund*	1.4
AZL NFJ International Value Fund*	3.2
AZL OCC Opportunity Fund	0.8
AZL S&P 500 Index Fund, Class 2	9.6
AZL Schroder Emerging Markets Equity Fund, Class 2	3.1
AZL Small Cap Stock Index Fund	1.3
AZL Strategic Investments Trust*	1.5
AZL Turner Quantitative Small Cap Growth Fund*	0.8
AZL Van Kampen Comstock Fund	5.7
AZL Van Kampen Global Real Estate Fund	3.1
AZL Van Kampen Mid Cap Growth Fund	1.7
PIMCO PVIT CommodityRealReturn Strategy Portfolio	3.6
PIMCO PVIT Emerging Markets Bond Portfolio	1.9
PIMCO PVIT Global Bond Portfolio (Unhedged)	5.6
PIMCO PVIT High Yield Portfolio	4.2
PIMCO PVIT Real Return Portfolio	2.9
PIMCO PVIT Total Return Portfolio	17.8
Investment Company	0.1

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
2,013,574	AZL AIM International Equity Fund	$23,015,154
4,459,546	AZL BlackRock Capital Appreciation Fund*	42,142,710
2,187,810	AZL Columbia Mid Cap Value Fund	11,398,492
1,515,030	AZL Columbia Small Cap Value Fund	10,635,513
5,270,837	AZL Davis NY Venture Fund	45,223,781
2,214,052	AZL International Index Fund*	24,221,732
2,194,764	AZL Jennison 20/20 Focus Fund	22,649,964
6,320,184	AZL JPMorgan U.S. Equity Fund	43,419,665
913,194	AZL Mid Cap Index Fund*	9,451,557
2,083,321	AZL NFJ International Value Fund*	22,604,036
648,034	AZL OCC Opportunity Fund	5,903,592
10,440,883	AZL S&P 500 Index Fund, Class 2	65,986,378
3,650,733	AZL Schroder Emerging Markets Equity Fund, Class 2	21,867,888
1,370,079	AZL Small Cap Stock Index Fund	8,741,107
1,124,044	AZL Strategic Investments Trust*	10,734,623
896,823	AZL Turner Quantitative Small Cap Growth Fund*	5,533,399
6,278,538	AZL Van Kampen Comstock Fund	39,617,575
3,566,368	AZL Van Kampen Global Real Estate Fund	21,540,864
1,417,700	AZL Van Kampen Mid Cap Growth Fund	11,937,030
3,161,105	PIMCO PVIT CommodityRealReturn Strategy Portfolio	25,352,063
1,153,897	PIMCO PVIT Emerging Markets Bond Portfolio	13,304,429
3,125,945	PIMCO PVIT Global Bond Portfolio (Unhedged)	39,324,391
4,672,640	PIMCO PVIT High Yield Portfolio	29,250,728
1,688,003	PIMCO PVIT Real Return Portfolio	20,509,231
11,527,427	PIMCO PVIT Total Return Portfolio	123,458,738

Total Affiliated Investment Companies (Cost $693,795,597)		697,824,640

Investment Company (0.1%):
464,700	Dreyfus Treasury Prime Cash Management, 0.09%(a)	464,700

Total Investment Company (Cost $464,700)		464,700

Total Investment Securities (Cost $694,260,297)(b) — 100.1%		698,289,340
Net other assets (liabilities) — (0.1)%		(484,749)

Net Assets — 100.0%		$697,804,591

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	The rate presented represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $744,604,708. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,936,440
Unrealized depreciation	(75,251,808)

Net unrealized depreciation	$(46,315,368)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Fusion
Moderate Fund

Assets:
Investments in non-affiliates, at cost	$464,700
Investments in affiliates, at cost	693,795,597

Total investments, at cost	$694,260,297

Investments in non-affiliates, at value	$464,700
Investments in affiliates, at value	697,824,640

Total Investment securities, at value	$698,289,340
Interest and dividends receivable	1,045,568
Receivable for capital shares issued	170,935
Prepaid expenses	5,266

Total Assets	699,511,109

Liabilities:
Payable for affiliated investments purchased	1,510,887
Payable for capital shares redeemed	3,201
Manager fees payable	85,633
Administration fees payable	2,028
Administrative and compliance services fees payable	18,811
Trustee fees payable	1,260
Other accrued liabilities	84,698

Total Liabilities	1,706,518

Net Assets	$697,804,591

Net Assets Consist of:
Capital	$845,353,277
Accumulated net investment income/(loss)	19,552,038
Accumulated net realized gains/(losses) from investment transactions	(171,129,767)
Net unrealized appreciation/(depreciation) on investments	4,029,043

Net Assets	$697,804,591

Shares of beneficial interest (unlimited number of shares authorized, no par value)	81,872,340
Net Asset Value (offering and redemption price per share)	$8.52

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Fusion
Moderate Fund

Investment Income:
Dividends	$5,049,116

Total Investment Income	5,049,116

Expenses:
Manager fees	542,067
Administration fees	36,919
Transfer agent fees	1,022
Custodian fees	3,063
Administrative and compliance service fees	18,811
Trustees’ fees	30,564
Professional fees	35,769
Shareholder reports	24,365
Other expenses	8,655

Total expenses before reductions	701,235
Less expenses waived/reimbursed by the Manager	(135,519)

Net expenses	565,716

Net Investment Income/(Loss)	4,483,400

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(83,944,661)
Change in unrealized appreciation/(depreciation) on investments	147,192,255

Net Realized/Unrealized Gains/(Losses) on Investments	63,247,594

Change in Net Assets Resulting From Operations	$67,730,994

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL
	Fusion Moderate Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,483,400	$11,779,543
Net realized gains/(losses) on investment transactions	(83,944,661)	(77,012,508)
Change in unrealized appreciation/(depreciation) on investments	147,192,255	(185,350,463)

Change in net assets resulting from operations	67,730,994	(250,583,428)

Dividends to Shareholders:
From net investment income	—	(15,014,187)
From net realized gains on investments	—	(34,684,053)

Change in net assets resulting from dividends to shareholders	—	(49,698,240)

Capital Transactions:
Proceeds from shares issued	199,485,977	126,975,582
Proceeds from dividends reinvested	—	49,698,240
Value of shares redeemed	(7,729,055)	(268,777,542)

Change in net assets resulting from capital transactions	191,756,922	(92,103,720)

Change in net assets	259,487,916	(392,385,388)
Net Assets:
Beginning of period	438,316,675	830,702,063

End of period	$697,804,591	$438,316,675

Accumulated net investment income/(loss)	$19,552,038	$15,068,638

Share Transactions:
Shares issued	26,331,835	12,250,620
Dividends reinvested	—	5,004,858
Shares redeemed	(1,031,730)	(27,385,621)

Change in shares	25,300,105	10,130,143

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29,
					2005 to
	Six Months				Year Ended
	Ended	Year Ended December 31,			December 31,
	June 30, 2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$7.75	$12.45	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)	0.23	0.20	0.12	0.08 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.80	(4.13)	0.58	1.04	0.83

Total from Investment Activities	0.77	(3.90)	0.78	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.24)	(0.12)	(0.02)	—
Net Realized Gains	—	(0.56)	(0.19)	(0.07)	—

Total Dividends	—	(0.80)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$8.52	$7.75	$12.45	$11.98	$10.91

Total Return(c)(d)	9.94%	(32.76)%	6.54%	10.71%	9.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$697,805	$438,317	$830,702	$648,711	$303,316
Net Investment Income/(Loss)(e)	1.65%	1.79%	1.82%	1.50%	1.09%
Expenses Before Reductions(e)(f)	0.26%	0.25%	0.25%	0.27%	0.42%
Expenses Net of Reductions(e)	0.21%	0.24%	0.25%	0.27%	0.30%
Portfolio Turnover Rate(d)	75.21%	55.14%	31.35%	23.53%	0.00%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund, and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager is voluntarily reducing the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2009 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $17,016 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Affiliated Investment Companies	$687,090,017	$10,734,623	$697,824,640
Investment Companies	464,700	—	464,700

Total Investment Securities	$687,554,717	$10,734,623	$698,289,340

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$410,358,759	$686,381,087

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $59,815,428 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$19,347,776	$30,350,464	$49,698,240

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Fusion Moderate Fund	$17,239,832	$14,687,448	$31,927,280	$(59,815,428)	$(187,391,532)	$(215,279,680)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date September 8, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President
Date September 8, 2009

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date September 8, 2009

*	Print the name and title of each signing officer under his or her signature.